Summary of Significant Accounting Policies (Schedule of Annual rates of Depreciation) (Details)	12 Months Ended
Dec. 31, 2023
Computers [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation	33.00%
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation	10.00%
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation	7.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation	over the shorter of the lease term or the estimated useful life of the improvement